Not FDIC Insured May Lose Value No Bank Guarantee
132-Q3PH

Schedule of Investments
(unaudited)
Franklin Gold and Precious Metals Fund 2
Notes to Schedule of Investments 7

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited), April 30, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
a
Common Stocks 98.8%
Copper 0.7%
a
Faraday Copper Corp. ................................. Canada 4,400,000 $ 2,840,563
a
Imperial Metals Corp. .................................. Canada 1,765,330 4,456,223
a
SolGold plc .......................................... Australia 20,000,000 1,801,810
9,098,596
Diversified Metals & Mining 6.3%
a
AbraSilver Resource Corp. .............................. Canada 940,000 2,161,468
a
Aclara Resources, Inc. ................................. United Kingdom 444,972 258,217
a
Andean Silver Ltd. ..................................... Australia 2,000,000 1,344,462
a
Antipa Minerals Ltd. ................................... Australia 13,000,000 4,435,262
a
Arizona Metals Corp. ................................... Canada 150,000 124,039
a,b
Arizona Metals Corp. , 144A .............................. Canada 2,294,000 1,896,968
a
Aston Minerals Ltd. .................................... Australia 36,000,000 438,136
a,c
AuMega Metals Ltd. , ( AUD Traded) ........................ Australia 10,813,044 256,273
a,c
AuMega Metals Ltd. , ( CAD Traded) ........................ Australia 20,000,000 507,762
a
Azimut Exploration, Inc. ................................. Canada 1,691,000 674,634
a
Bravo Mining Corp. .................................... Canada 2,830,000 4,947,265
a,b
Bravo Mining Corp. , 144A ............................... Canada 415,000 725,482
a
Cerro de Pasco Resources, Inc. .......................... Canada 7,400,000 1,649,460
a
Chalice Mining Ltd. .................................... Australia 2,522,810 1,776,484
a
Collective Mining Ltd. .................................. Canada 700,000 6,438,416
a
Contango ORE, Inc. ................................... United States 156,457 2,199,785
a
Ivanhoe Electric, Inc. ................................... United States 543,200 3,422,160
a
Magna Mining, Inc. .................................... Canada 3,590,000 3,645,728
a,d,e
Magna Mining, Inc. , 144A ............................... Canada 1,000,000 938,581
a
Max Resource Corp. ................................... Canada 6,000,000 195,851
a
Meridian Mining UK Societas ............................. Netherlands 7,700,000 3,798,056
a
Minerals 260 Ltd. ..................................... Australia 95,754,545 7,973,625
a
Nevada King Gold Corp. ................................ Canada 14,000,000 2,538,808
a,b
NorthIsle Copper & Gold, Inc. , 144A ....................... Canada 7,930,000 4,256,637
a,d,e
Phoenix Industrial Minerals Pty. Ltd. ....................... Australia 45,900,000 49,982
a
Prime Mining Corp. .................................... Canada 5,290,000 5,602,350
a,d,e
Vior, Inc. , 144A ....................................... Canada 17,700,000 1,728,465
a
Vizsla Silver Corp. ..................................... Canada 2,275,000 4,785,652
a,b
Vizsla Silver Corp. , 144A ................................ Canada 7,700,000 16,197,592
a
Western Copper & Gold Corp. ............................ Canada 3,360,000 3,704,628
88,672,228
Environmental & Facilities Services 0.0%
†
a
Clean TeQ Water Ltd. .................................. Australia 679,999 76,225
a
Gold 85.5%
Agnico Eagle Mines Ltd. , ( CAD Traded) ..................... Canada 101,559 11,936,461
Agnico Eagle Mines Ltd. , ( USD Traded) ..................... Canada 409,000 48,090,220
Alamos Gold, Inc. , ( CAD Traded) , A ........................ Canada 1,101,316 31,483,290
Alamos Gold, Inc. , ( USD Traded) , A ........................ Canada 1,014,500 28,933,540
a
Allied Gold Corp. ...................................... Canada 2,957,609 11,906,809
Anglogold Ashanti plc .................................. United Kingdom 1,028,603 43,365,902
a
Artemis Gold, Inc. ..................................... Canada 1,566,800 22,503,003
a,c
Ascot Resources Ltd. .................................. Canada 61,620,000 5,587,190
a,c,d,e
Ascot Resources Ltd. , 144A ............................. Canada 61,744,100 4,983,330
a
Atex Resources, Inc. ................................... Canada 10,570,000 14,951,037
a
Aurum Resources Ltd. ................................. Australia 8,500,000 1,987,306
a
Ausgold Ltd. ......................................... Australia 11,666,666 3,863,084
a
Awale Resources Ltd. , ( CAD Traded) ...................... Canada 3,500,000 1,320,180
B2Gold Corp. ........................................ Canada 6,783,694 21,208,270
a,c
Banyan Gold Corp. .................................... Canada 22,517,629 4,246,760
Barrick Gold Corp. .................................... Canada 2,258,383 42,999,612
a
Bellevue Gold Ltd. ..................................... Australia 22,144,000 12,891,540

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a
Belo Sun Mining Corp. ................................. Canada 3,500,000 $ 533,150
a,b
Belo Sun Mining Corp. , 144A ............................. Canada 3,800,000 578,848
a
Black Cat Syndicate Ltd. ................................ Australia 29,387,200 18,596,550
a
Calibre Mining Corp. ................................... Canada 16,094,343 37,708,347
a,d,e
Calibre Mining Corp. ................................... Canada 525,000 1,181,542
a
Catalyst Metals Ltd. ................................... Australia 6,388,915 23,208,174
a
Dakota Gold Corp. .................................... United States 1,746,300 4,715,010
a
De Grey Mining Ltd. ................................... Australia 9,878,393 14,439,818
a
Eldorado Gold Corp. ................................... Turkiye 375,724 7,069,694
a
Emerald Resources NL ................................. Australia 7,405,000 19,014,133
Endeavour Mining plc .................................. Ivory Coast 1,107,114 29,994,710
a,c
Falcon Metals Ltd. ..................................... Australia 9,225,414 594,165
a,d,e
Firefinch Ltd. ......................................... Australia 18,028,500 519,667
a
FireFly Metals Ltd. .................................... Australia 9,137,185 4,670,659
a
Founders Metals, Inc. .................................. Canada 1,480,000 4,594,806
a,d,e
Founders Metals, Inc. , 144A ............................. Canada 300,000 859,179
G Mining Ventures Corp. ................................ Canada 4,795,312 66,506,866
a
Galiano Gold, Inc. ..................................... Canada 5,507,219 7,470,259
a
Genesis Minerals Ltd. .................................. Australia 8,016,549 19,796,420
a
Geopacific Resources Ltd. .............................. Australia 153,886,772 2,267,160
Gold Fields Ltd. ....................................... South Africa 439,800 9,864,255
a
Greatland Gold plc .................................... United Kingdom 190,875,000 33,832,422
a
Greenheart Gold, Inc. .................................. Canada 137,500 86,773
a
Greenheart Gold, Inc. .................................. Canada 3,775,000 2,382,308
a,c
Heliostar Metals Ltd. ................................... Canada 17,967,500 15,118,453
a
Hochschild Mining plc .................................. Peru 2,688,520 10,124,147
a
Integra Resources Corp. , ( CAD Traded) .................... Canada 7,513,320 12,970,914
a
Integra Resources Corp. , ( USD Traded) .................... Canada 740,000 1,250,600
a
K92 Mining, Inc. ...................................... Canada 1,866,571 17,168,229
a
Kingsgate Consolidated Ltd. ............................. Australia 2,800,000 3,010,046
a,c
Liberty Gold Corp. ..................................... Canada 16,329,800 3,316,657
a,b,c
Liberty Gold Corp. , 144A ................................ Canada 11,389,100 2,313,179
a
Lion One Metals Ltd. ................................... Canada 4,251,644 878,949
a
Meeka Metals Ltd. ..................................... Australia 88,339,186 8,475,449
a,c,d,e
Monarch Mining Corp. .................................. Canada 15,500,000 —
a
Montage Gold Corp. ................................... Canada 5,450,000 14,073,698
a
New Gold, Inc. ....................................... Canada 5,500,000 21,890,000
a
New Murchison Gold Ltd. ............................... Australia 163,962,000 1,575,388
a,c
Newcore Gold Ltd. .................................... Canada 12,620,000 4,668,649
a,c,d,e
Newcore Gold Ltd. , 144A ............................... Canada 2,800,000 960,786
Newmont Corp. ....................................... United States 356,614 18,786,426
Newmont Corp. , CDI ................................... United States 867,765 45,772,876
Northern Star Resources Ltd. ............................ Australia 267,254 3,282,862
OceanaGold Corp. .................................... Australia 4,643,488 16,437,126
a
Omai Gold Mines Corp. ................................. Canada 17,500,000 5,585,376
a,d,e
Omai Gold Mines Corp. , 144A ............................ Canada 4,250,000 1,233,231
a,c
Onyx Gold Corp. ...................................... Canada 1,400,750 751,890
a,c
Onyx Gold Corp. ...................................... Canada 1,950,000 1,046,714
a
Ora Banda Mining Ltd. ................................. Australia 34,607,692 22,113,658
a
Orla Mining Ltd. ...................................... Canada 2,721,364 29,965,404
a,b
Orla Mining Ltd. , 144A .................................. Canada 2,000,000 22,022,341
a
Osisko Development Corp. .............................. Canada 985,000 1,679,059
a,b
Osisko Development Corp. , 144A ......................... Canada 804,049 1,370,604
a
Pantoro Gold Ltd. ..................................... Australia 14,235,615 26,535,110
Perseus Mining Ltd. ................................... Australia 20,116,211 43,113,290
a
Predictive Discovery Ltd. ................................ Australia 67,157,421 15,730,718
a
Probe Gold, Inc. ...................................... Canada 6,634,800 9,962,307
a,d,e
Probe Gold, Inc. , 144A ................................. Canada 1,550,000 2,206,489

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a
Resolute Mining Ltd. ................................... Australia 23,082,892 $ 7,535,131
a
Rio2 Ltd. ............................................ Canada 4,730,000 3,568,258
a
Robex Resources, Inc. ................................. Canada 4,500,000 10,021,036
a,c
RTG Mining, Inc. ...................................... Australia 4,167,708 90,694
a,c
RTG Mining, Inc. , CDI .................................. Australia 82,487,582 1,585,123
a
Rupert Resources Ltd. ................................. Canada 1,000,000 3,351,226
a,c
Saturn Metals Ltd. ..................................... Australia 25,083,165 4,731,753
a
Sitka Gold Corp. ...................................... Canada 8,850,000 3,787,538
a
Skeena Resources Ltd. ................................. Canada 1,816,899 21,719,495
a
Snowline Gold Corp. ................................... Canada 700,000 4,092,558
a
Southern Cross Gold Consolidated Ltd. ..................... Canada 3,101,090 10,549,914
a
Southern Cross Gold Consolidated Ltd. , CDI ................. Canada 3,427,272 12,360,104
a
Spartan Resources Ltd. ................................. Australia 14,406,764 18,689,313
a
St. Augustine Gold and Copper Ltd. , ( CAD Traded) ............ United States 337,336 17,129
a,b
St. Augustine Gold and Copper Ltd. , ( CAD Traded) , 144A ....... United States 16,383,333 831,883
a,b
St. Augustine Gold and Copper Ltd. , ( USD Traded) , 144A ....... United States 10,000,000 507,761
a
St. Barbara Ltd. ....................................... Australia 29,308,021 5,439,176
a
STLLR Gold, Inc. ..................................... Canada 325,000 252,249
a,b
STLLR Gold, Inc. , 144A ................................. Canada 4,370,010 3,391,782
a,c
Talisker Resources Ltd. ................................. Canada 5,280,000 2,221,384
a
Tolu Minerals Ltd. ..................................... Australia 4,240,000 2,282,741
a
Torex Gold Resources, Inc. .............................. Canada 1,110,000 35,950,602
a,b
Torex Gold Resources, Inc. , 144A ......................... Canada 180,000 5,829,827
a
Troilus Gold Corp. ..................................... Canada 18,125,000 7,362,542
a
Vault Minerals Ltd. .................................... Australia 62,933,903 17,317,505
a
West African Resources Ltd. ............................. Australia 4,209,984 6,443,011
Westgold Resources Ltd. ............................... Australia 3,300,000 6,269,102
a,c,d,e
Wiluna Mining Corp. Ltd. ................................ Australia 19,510,000 256,191
1,204,588,102
Precious Metals & Minerals 3.3%
Anglo American Platinum Ltd. ............................ South Africa 56,556 1,936,704
a,c
Aurion Resources Ltd. .................................. Canada 7,475,000 4,500,399
a
Impala Platinum Holdings Ltd. ............................ South Africa 1,315,000 7,820,473
a
Impala Platinum Holdings Ltd. , ADR ....................... South Africa 1,206,100 7,128,051
Northam Platinum Holdings Ltd. .......................... South Africa 689,019 4,624,815
a
Platinum Group Metals Ltd. , ( CAD Traded) .................. South Africa 2,420,458 2,949,637
a
Platinum Group Metals Ltd. , ( USD Traded) .................. South Africa 2,268,243 2,721,892
a,b
Platinum Group Metals Ltd. , ( USD Traded) , 144A ............. South Africa 36,628 44,636
a
Sable Resources Ltd. .................................. Canada 12,000,000 348,179
a,d
SUA Holdings Ltd. ..................................... Canada 13,426,000 497,198
a
TDG Gold Corp. ...................................... Canada 4,482,833 1,625,864
a,b
TDG Gold Corp. , 144A ................................. Canada 5,370,000 1,947,628
a,c
Thesis Gold, Inc. ...................................... Canada 14,614,053 9,540,583
a
Vizsla Royalties Corp. .................................. Canada 175,833 232,131
a
Vizsla Royalties Corp. .................................. Canada 175,833 232,131
a,b
Vizsla Royalties Corp. , 144A ............................. Canada 216,667 286,040
a,b
Vizsla Royalties Corp. , 144A ............................. Canada 266,667 352,048
46,788,409
Research & Consulting Services 0.1%
a
Chrysos Corp. Ltd. .................................... Australia 490,000 1,206,262
a
Silver 2.9%
a
Aya Gold & Silver, Inc. .................................. Canada 615,000 4,229,073
a
Discovery Silver Corp. .................................. Canada 4,146,700 8,301,822
a
GoGold Resources, Inc. ................................ Canada 11,702,458 15,024,917
Pan American Silver Corp. .............................. Canada 148,021 3,726,831
a
Silver Mines Ltd. ...................................... Australia 35,300,000 2,491,281

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares a Value
a
Common Stocks
(continued)
Silver (continued)
a
Silver Mountain Resources, Inc. .......................... Canada 893,333 $ 401,760
a,c
Silver Tiger Metals, Inc. ................................. Canada 3,560,000 839,257
a,b,c
Silver Tiger Metals, Inc. , 144A ............................ Canada 25,000,000 5,893,661
40,908,602
Total Common Stocks (Cost $ 839,386,707 ) .....................................
1,391,338,424
Rights
a a
Rights 0.0%
†
Silver 0.0%
†
a
Pan American Silver Corp., CVR , 2/22/29 ................... Canada 1,850,600 668,622
Total Rights (Cost $ 856,772 ) ..................................................
668,622
Warrants
a a a
Warrants 0.5%
Diversified Metals & Mining 0.1%
a,b,d
Aston Minerals Ltd. , 144A, 10/16/25 ....................... Australia 5,500,000 539
a,d,e
Cerro de Pasco Resources Sucursal del Peru , 144A, 11/14/26 .... Canada 3,700,000 164,232
a,d,e
Contango ORE, Inc. , 6/11/27 ............................. United States 25,000 68,879
a,d
Ivanhoe Electric, Inc. , 2/14/26 ............................ United States 214,300 413,930
a,d,e
Vior, Inc. , 144A, 2/27/27 ................................ Canada 17,700,000 274,757
922,337
Gold 0.4%
a,c,d,e
Ascot Resources Ltd. , 144A, 7/25/26 ....................... Canada 3,300,000 27,791
a,c,d,e
Ascot Resources Ltd. , 144A, 3/13/27 ....................... Canada 61,744,100 1,905,262
a,d,e
Awale Resources Ltd. , 144A, 5/08/26 ...................... Canada 1,750,000 61,617
a,c,d,e
Heliostar Metals Ltd. , 144A, 12/08/25 ...................... Canada 1,720,833 936,185
a
Integra Resources Corp. , 3/13/27 ......................... Canada 500,000 489,627
a,c,d,e
Liberty Gold Corp. , 144A, 5/17/26 ......................... Canada 1,950,000 63,841
c,d,e
Liberty Gold Corp. , 4/22/27 .............................. Canada 2,444,550 123,875
a,c,d,e
Monarch Mining Corp. , 144A, 4/06/27 ...................... Canada 6,000,000 —
a,c,d,e
Newcore Gold Ltd. , 144A, 2/27/26 ......................... Canada 1,400,000 150,973
a
Osisko Development Corp. , ( CAD Traded), 3/27/27 ............ Canada 608,333 60,674
a,b
Osisko Development Corp. , ( USD Traded), 144A, 10/01/29 ...... Canada 985,000 403,850
a,b
Robex Resources, Inc. , 144A, 6/26/26 ...................... Canada 3,050,000 1,327,434
a,b,d
STLLR Gold, Inc. , 144A, 11/28/26 ......................... Canada 537,600 43,669
a,d,e
Troilus Gold Corp. , 144A, 11/20/25 ........................ Canada 2,000,000 187,394
a,b,d
Troilus Gold Corp. , 144A, 10/18/26 ........................ Canada 1,800,000 247,984
6,030,176
Precious Metals & Minerals 0.0%
†
a,d,e
TDG Gold Corp. , 144A, 7/07/26 ........................... Canada 310,000 41,842
Silver 0.0%
†
a,d,e
Silver Mines Ltd. , 144A, 6/17/26 .......................... Australia 11,766,666 74,105
a,b
Silver Mountain Resources, Inc. , 144A, 2/09/26 ............... Canada 1,500,000 5,440
a,b
Silver Mountain Resources, Inc. , 144A, 4/24/28 ............... Canada 3,100,000 61,838
141,383
Total Warrants (Cost $ 2,143 ) ..................................................
7,135,738
Total Long Term Investments (Cost $ 840,245,622 ) ...............................
1,399,142,784
a

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 13 .
Short Term Investments 0.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.6%
f,g
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .... United States 8,633,841 $ 8,633,841
Total Money Market Funds (Cost $ 8,633,841 ) ...................................
8,633,841
Total Short Term Investments (Cost $ 8,633,841 ) .................................
8,633,841
a
Total Investments (Cost $ 848,879,463 ) 99.9% ...................................
$1,407,776,625
Other Assets, less Liabilities 0.1% .............................................
938,951
Net Assets 100.0% ...........................................................
$1,408,715,576
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2025, the aggregate value of these securities was $70,537,671, representing 5.0% of net assets.
c
See Note 4 regarding holdings of 5% voting securities.
d
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
e
See Note 3 regarding restricted securities.
f
See Note 5 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Gold and Precious Metals Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S.GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At April 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At April 30, 2025, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold and Precious Metals Fund
61,744,100
a
Ascot Resources Ltd., 144A . ................... 3/10/25 $ 4,917,123 $ 4,983,330
61,744,100
a
Ascot Resources Ltd., 144A, 3/13/27 ............. 3/18/25 — 1,905,262
3,300,000
a
Ascot Resources Ltd., 144A, 7/25/26 ............. 7/26/24 — 27,791
1,750,000
b
Awale Resources Ltd., 144A, 5/08/26 ............. 5/10/24 — 61,617
525,000
c
Calibre Mining Corp. ......................... 1/27/25 825,478 1,181,542
3,700,000
d
Cerro de Pasco Resources Sucursal del Peru, 144A,
11/14/26 ................................. 11/29/24 — 164,232
25,000
e
Contango ORE, Inc., 6/11/27 ................... 6/11/24 — 68,879
18,028,500 Firefinch Ltd. ............................... 6/28/21 - 12/14/21 6,305,304 519,667
300,000
f
Founders Metals, Inc., 144A .................... 2/14/25 1,122,049 859,179
1,720,833
g
Heliostar Metals Ltd., 144A, 12/08/25 ............. 12/20/23 — 936,185
1,950,000
h
Liberty Gold Corp., 144A, 5/17/26 ................ 5/21/24 — 63,841
2,444,550
h
Liberty Gold Corp., 4/22/27 .................... 4/23/25 — 123,875
1,000,000
i
Magna Mining, Inc., 144A ...................... 3/03/25 1,068,634 938,581
15,500,000 Monarch Mining Corp. ........................ 4/04/22 - 1/18/23 3,340,290 —
6,000,000 Monarch Mining Corp., 144A, 4/06/27 ............. 4/07/22 — —
2,800,000
j
Newcore Gold Ltd., 144A ...................... 2/24/25 716,414 960,786
1,400,000
j
Newcore Gold Ltd., 144A, 2/27/26 ............... 2/28/25 — 150,973
4,250,000
k
Omai Gold Mines Corp., 144A .................. 2/07/25 893,107 1,233,231
45,900,000 Phoenix Industrial Minerals Pty. Ltd. .............. 3/09/21 - 12/16/22 — 49,982
1,550,000
l
Probe Gold, Inc., 144A ........................ 3/31/25 1,960,321 2,206,489
11,766,666
m
Silver Mines Ltd., 144A, 6/17/26 ................. 1/07/25 — 74,105
310,000
n
TDG Gold Corp., 144A, 7/07/26 ................. 7/10/23 — 41,842
2,000,000
o
Troilus Gold Corp., 144A, 11/20/25 ............... 11/15/23 — 187,394
17,700,000 Vior, Inc., 144A .............................. 2/20/25 2,497,090 1,728,465
17,700,000 Vior, Inc., 144A, 2/27/27 ....................... 2/28/25 — 274,757
19,510,000 Wiluna Mining Corp. Ltd. ...................... 2/28/20 - 6/10/22 9,867,301 256,191
Total Restricted Securities (Value is 1.4% of Net Assets) ............... $33,513,111 $18,998,196
a
The Fund also invests in unrestricted securities of the issuer, valued at $5,587,190 as of April 30, 2025.
b
The Fund also invests in unrestricted securities of the issuer, valued at $1,320,180 as of April 30, 2025.
c
The Fund also invests in unrestricted securities of the issuer, valued at $37,708,347 as of April 30, 2025.
d
The Fund also invests in unrestricted securities of the issuer, valued at $1,649,460 as of April 30, 2025.
e
The Fund also invests in unrestricted securities of the issuer, valued at $2,199,785 as of April 30, 2025.
f
The Fund also invests in unrestricted securities of the issuer, valued at $4,594,806 as of April 30, 2025.
2. Financial Instrument Valuation
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended April 30, 2025, investments in “affiliated companies” were as follows:
g
The Fund also invests in unrestricted securities of the issuer, valued at $15,118,453 as of April 30, 2025.
h
The Fund also invests in unrestricted securities of the issuer, valued at $5,629,836 as of April 30, 2025.
i
The Fund also invests in unrestricted securities of the issuer, valued at $3,645,728 as of April 30, 2025.
j
The Fund also invests in unrestricted securities of the issuer, valued at $4,668,649 as of April 30, 2025.
k
The Fund also invests in unrestricted securities of the issuer, valued at $5,585,376 as of April 30, 2025.
l
The Fund also invests in unrestricted securities of the issuer, valued at $9,962,307 as of April 30, 2025.
m
The Fund also invests in unrestricted securities of the issuer, valued at $2,491,281 as of April 30, 2025.
n
The Fund also invests in unrestricted securities of the issuer, valued at $3,573,492 as of April 30, 2025.
o
The Fund also invests in unrestricted securities of the issuer, valued at $7,610,526 as of April 30, 2025.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Ascot Resources Ltd. .. $ 10,447,840 $ 8,227,703
a
$ (4,221,504)
a
$ — $ (8,866,849) $ 5,587,190 61,620,000 $ —
Ascot Resources Ltd.,
144A ........... 933,762 — (1,033,352)
a
— 99,590 —
b
— —
Ascot Resources Ltd.,
144A . .......... — 4,917,123
a
— — 66,207 4,983,330 61,744,100 —
Ascot Resources Ltd.,
144A, 7/25/26 ..... 371,729 — — — (343,938) 27,791 3,300,000 —
Ascot Resources Ltd.,
144A, 3/13/27 ..... — —
a
— — 1,905,262 1,905,262 61,744,100 —
AuMega Metals Ltd., (AUD
Traded) .......... 325,225 — — — (68,952) 256,273 10,813,044 —
AuMega Metals Ltd., (CAD
Traded), 144A ..... — 710,985
a
— — (203,223) 507,762 20,000,000 —
Aurion Resources Ltd. .. 3,031,466 229,025 (244,641)
a
— 1,484,549 4,500,399 7,475,000 —
Awale Resources Ltd. .. 1,456,875 — (1,577,092)
a
— 120,217 —
b
— —
Awale Resources Ltd.,
5/08/26 .......... 246,601 — — — —
c
—
c
—
c
—
Banyan Gold Corp. ... 3,098,345 — — — 1,148,415 4,246,760 22,517,629 —
Falcon Metals Ltd. .... 1,809,611 — — — (1,215,446) 594,165 9,225,414 —
Geopacific Resources Ltd. 948,837 1,213,724 (75,259) (16,912,339) —
c
—
c
—
c
—
Heliostar Metals Ltd. ... 4,133,505 228,540
a
— — 10,756,408 15,118,453 17,967,500 —
Heliostar Metals Ltd., 144A 266,310 — (228,540)
a
— (37,770) —
b
— —
Heliostar Metals Ltd.,
144A, 1/11/25 ..... 4,018 — — — (4,018) —
b
— —
Heliostar Metals Ltd.,
144A, 12/08/25 .... 105,965 — — — 830,220 936,185 1,720,833 —
3. Restricted Securities
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
Integra Resources Corp.,
(CAD Traded) ..... $ 4,050,980 $ 2,901,346
a
$ — $ — $ —
c
$ —
c
—
c
$ —
Integra Resources Corp.,
(USD Traded) ..... 686,868 — — — —
c
—
c
—
c
—
Integra Resources Corp.,
3/13/27 .......... 170,185 — — — —
c
—
c
—
c
—
Liberty Gold Corp. .... 1,100,343 — (1,003,197)
a
— (97,146) —
b
— —
Liberty Gold Corp. . ... 4,848,621 — — — (1,531,964) 3,316,657 16,329,800 —
Liberty Gold Corp., 144A 771,988 2,169,415
a
— — (628,224) 2,313,179 11,389,100 —
Liberty Gold Corp., 144A,
5/17/26 .......... 139,760 — — — (75,919) 63,841 1,950,000 —
Liberty Gold Corp., 4/22/27 — — — — 123,875 123,875 2,444,550 —
Monarch Mining Corp. . — — — — — — 15,500,000 —
Monarch Mining Corp.,
144A, 4/06/27 ..... — — — — — — 6,000,000 —
Newcore Gold Ltd. .... 2,970,272 — — — 1,698,377 4,668,649 12,620,000 —
Newcore Gold Ltd., 144A — 716,413
a
— — 244,373 960,786 2,800,000 —
Newcore Gold Ltd., 144A,
2/27/26 .......... — — — — 150,973 150,973 1,400,000 —
O3 Mining, Inc. ...... 4,395,119 1,394,271
a
(7,802,816) (2,233,816) 4,247,242 —
b
— —
Onyx Gold Corp ...... 225,948 136,183 — — 684,583 1,046,714 1,950,000 —
Onyx Gold Corp. ..... 243,458 — — — 508,432 751,890 1,400,750 —
Onyx Gold Corp., 144A,
7/06/25 .......... 16,116 — —
a
— (16,116) —
b
— —
Pantoro Gold Ltd. .... 18,712,673 — (7,467,793) (6,324,828) —
c
—
c
—
c
—
Platinum Group Metals
Ltd., (CAD Traded) .. 5,363,734 — (1,538,898) 113,793 —
c
—
c
—
c
—
Platinum Group Metals
Ltd., (USD Traded) .. 3,765,283 — — — —
c
—
c
—
c
—
Platinum Group Metals
Ltd., (USD Traded),
144A ........... 60,744 — — — —
c
—
c
—
c
—
RTG Mining, Inc. ..... 120,729 — — — (30,035) 90,694 4,167,708 —
RTG Mining, Inc., 144A,
9/08/24 .......... 447 — — — (447) —
b
— —
RTG Mining, Inc., CDI .. 2,265,249 — — — (680,126) 1,585,123 82,487,582 —
Saturn Metals Ltd. .... 1,618,148 1,492,813
a
— — 1,620,792 4,731,753 25,083,165 —
Silver Mountain
Resources, Inc. .... 679,292 — (3,783,954)
a
— 3,104,662 —
b
— —
Silver Mountain
Resources, Inc., 2/09/26 5,431 — — — —
c
—
c
—
c
—
Silver Mountain
Resources, Inc., 4/24/28 33,675 — — — —
c
—
c
—
c
—
4. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April 30,
2025, the Fund held investments in affiliated management investment companies as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
Silver Tiger Metals, Inc. . $ 618,749 $ — $ — $ — $ 220,508 $ 839,257 3,560,000 $ —
Silver Tiger Metals, Inc.,
144A ........... 3,736,829 810,669 — — 1,346,163 5,893,661 25,000,000 —
Talisker Resources Ltd. . 1,586,849 — — — 634,535 2,221,384 5,280,000 —
Talisker Resources Ltd.,
144A, 2/11/25 ..... 39 — — — (39) —
b
— —
TDG Gold Corp. ..... 180,758 821,162 — — —
c
—
c
—
c
—
TDG Gold Corp., 144A,
7/07/26 .......... 3,589 — — — —
c
—
c
—
c
—
TDG Gold Corp., 144A. . 466,669 — — — —
c
—
c
—
c
—
Thesis Gold, Inc. ..... 4,513,882 10,554,132
a
(8,308,572)
a
— 2,781,141 9,540,583 14,614,053 —
Thesis Gold, Inc. . .... 614,199 — (768,151)
a
— 153,952 —
b
— —
Troilus Gold Corp. .... 4,049,770 928,347 — — —
c
—
c
—
c
—
Troilus Gold Corp., 144A,
11/20/25 ......... 69,708 — — — —
c
—
c
—
c
—
Wiluna Mining Corp. Ltd. 261,511 — — — (5,320) 256,191 19,510,000 —
Total Affiliated Securities
(Value is 5.5% of Net
Assets) .......... $95,527,704 $37,451,851 $(38,053,769) $(25,357,190) $20,124,944 $77,218,780 $—
a
May include accretion, amortization, and/or other cost basis adjustments.
b
As of April 30, 2025, no longer held by the fund.
c
As of April 30, 2025, no longer an affiliate.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $4,363,217 $167,186,919 $(162,916,295) $— $— $8,633,841 8,633,841 $303,603
4. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $44,000 $44,284,000 $(44,328,000) $— $— $— — $39,027
Total Affiliated Securities ... $4,407,217 $211,470,919 $(207,244,295) $— $— $8,633,841 $342,630
Level 1 Level 2 Level 3 Total
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks :
Copper .............................. $ 9,098,596 $ — $ — $ 9,098,596
Diversified Metals & Mining ............... 73,416,873 12,538,327 2,717,028 88,672,228
Environmental & Facilities Services ......... 76,225 — — 76,225
Gold ................................ 802,793,875 389,593,812 12,200,415
a
1,204,588,102
Precious Metals & Minerals ............... 29,443,420 16,847,791 497,198 46,788,409
Research & Consulting Services ........... — 1,206,262 — 1,206,262
Silver ............................... 38,417,321 2,491,281 — 40,908,602
Rights ................................ 668,622 — — 668,622
Warrants :
Diversified Metals & Mining ............... — — 922,337 922,337
Gold ................................ 2,281,585 — 3,748,591
a
6,030,176
Precious Metals & Minerals ............... — — 41,842 41,842
Silver ............................... 67,278 — 74,105 141,383
Short Term Investments ................... 8,633,841 — — 8,633,841
Total Investments in Securities ........... $964,897,636 $422,677,473
b
$20,201,516 $1,407,776,625
a
Includes financial instruments determined to have no value.
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At April 30, 2025, the reconciliation is as follows:
Level 3 financial instruments include the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
Abbreviations
b
Includes foreign securities valued at $378,060,643, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a           a a a a a a a a a
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks
Diversified Metals &
Mining ......... $ 221,567 $ 3,565,723 $ —
d
$ — $ (94,145) $ — $ — $ (976,117) $ 2,717,028 $ (899,715)
Gold ............ 7,294,790
d
10,434,492 (6,765,901) — (233,642) — (2,019,967) 3,490,643 12,200,415
d
973,955
Precious Metals &
Minerals ........ 614,199 —
d
(768,151) — — — — 651,150 497,198 497,198
Warrants
Diversified Metals &
Mining ......... 1,164,593 2,143
d
—
d
— — — — (244,399) 922,337 772,547
Gold ............ 4,873,459
d
—
d
—
d
— (2,283,812) — — 1,158,944 3,748,591
d
2,767,910
Precious Metals &
Minerals ........ 3,589
d
— —
d
— — — — 38,253 41,842 38,253
Silver ............ — —
d
— — — — — 74,105 74,105 74,105
Total Investments in Securities . $14,172,197 $14,002,358 $(7,534,052) $— $(2,611,599) — (2,019,967) 4,192,579 $20,201,516 4,224,253
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
Currency
AUD
Australian Dollar
CAD
Canadian Dollar
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CDI
CREST Depository Interest
CVR
Contingent Value Right
6. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.